Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 169,653	$ 24,369	¥ 772,823
Restricted cash	95,952	13,783	75,343
Short term investments (Note 2(d))	1,612,351	231,600	1,554,060
Accounts receivable, net of allowance for doubtful accounts of RMB21,241 and RMB20,495 (US$2,944) as of December 31, 2018 and 2019, respectively (Note 2(e))	682,171	97,988	508,474
Insurance premium receivables (Note 2(e))	5,067	728	5,267
Other receivables, net (Note 4)	61,570	8,844	86,150
Other current assets	54,987	7,898	58,990
Total current assets	2,681,751	385,210	3,061,107
Non-current assets:
Property, plant, and equipment, net (Note 5)	40,806	5,862	37,934
Goodwill, net (Note 6)	109,869	15,782	109,869
Intangible assets, net (Note 2(g))	322	46	1,264
Deferred tax assets (Note 12)	7,327	1,052	9,320
Investments in affiliates (Note 7)	363,414	52,201	587,517
Other non-current assets (Note 2(j))	46,917	6,739	59,600
Right of use assets (Note 8)	190,437	27,354
Total non-current assets	759,092	109,036	805,504
Total assets	3,440,843	494,246	3,866,611
Current liabilities:
Accounts payable	382,882	54,998	332,685
Insurance premium payables	7,901	1,135	15,248
Other payables and accrued expenses (Including refundable share rights deposits of the consolidated VIE of RMB8,184 and nil as of December 31, 2018 and 2019, respectively) (Note 10)	220,290	31,643	254,824
Accrued payroll	101,664	14,603	97,637
Income taxes payable	155,251	22,300	205,189
Current operating lease liability (Note 8)	79,986	11,489
Total current liabilities	947,974	136,168	905,583
Non-current liabilities:
Other tax liabilities (Note 12)	70,350	10,105	70,350
Deferred tax liabilities (Note 12)	7,898	1,134	5,624
Refundable share rights deposits (Including refundable share rights deposits of the consolidated VIE of RMB138,328 and RMB266,901 as of December 31, 2018 and 2019, respectively) (Note 9(b))	266,901	38,338	138,328
Non-current operating lease liability (Note 8)	103,252	14,831
Total non-current liabilities	448,401	64,408	214,302
Total liabilities	1,396,375	200,576	1,119,885
Commitments and contingencies (Note 17)
Equity:
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,301,915,084 and 1,252,367,264 shares, of which 1,123,475,604 and 1,073,891,784 shares were outstanding as of December 31, 2018 and 2019, respectively) (Note 13)	9,235	1,327	9,583
Treasury stock (Note 20)	(1,146)	(165)	(1,156)
Additional paid-in capital	393	56	437,176
Statutory reserves (Note 15)	508,739	73,076	480,881
Retained earnings	1,479,494	212,516	1,799,989
Accumulated other comprehensive loss	(65,429)	(9,398)	(93,290)
Total shareholders’ equity	1,931,286	277,412	2,633,183
Noncontrolling interests	113,182	16,258	113,543
Total equity	2,044,468	293,670	2,746,726
Total liabilities and shareholders’ equity	¥ 3,440,843	$ 494,246	¥ 3,866,611